UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code:  973-533-1818

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Investments Trust

Upright Assets Allocation Plus Fund (UPAAX)

Upright Growth & Income Fund (UPDDX)

Upright Growth Fund (UPUPX)

Annual Report

September 30, 2023

UPRIGHT INVESTMENTS TRUST

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2023 (UNAUDITED)

Dear Fellow Shareholders

For the 12-month period ended September 30, 2023, the Upright Assets Allocation Plus Fund (UPAAX) outperformed its primary benchmark. This Fund generated a total return of 13% while the Dow Jones Moderate US Portfolio Index, which we consider to be Assets Allocation Fund’s primary benchmark index, produced a total return of 9% over the same period.

Upright Growth and Income Fund (UPDDX) generated a total return of 26.55%, also outperforming its benchmark, Dow Jones US Total Stock Market Index, with a 20.46% return.

Upright Growth Fund (UPUPX) generated 13.22% return, which underperformed its benchmark, S&P 500 Index, a return of 21.59%.

Most people may have forgotten that the Federal Reserve (“Fed”) was holding the federal funds rate at around zero the first quarter of 2022. The Fed was also still buying billions of dollars of bonds every month to stimulate the economy. However, once the Fed decided it was time to do something about inflation, it moved forcefully.

The Fed has raised interest rates 11 consecutive times since March 2022, bringing its benchmark interest rate to the highest level in 22 years. Over the last 16 months, the central bank has raised the fed funds rate by more than five percentage points.

The speed of the rate hikes this time has been rarely seen in the past 20 years. And the magnitude of which, from 0.25% in March 2022 to 5.25% in July 2023, is also scarce. Although this has helped reduce red-hot inflation rates, the more than18 fold rate hike has resulted in not only a double kill of stocks and bonds in 2022, but also a decline in long-term government bonds. The declines have exceeded 40%. Not only has the bond market been affected, but the valuations of high-tech stocks have also been significantly reduced. For example, high-tech stocks had an average dividend rate of 2%, compared to the 0.25% interest rate at the beginning of 2022. The market would normally give these stocks a higher valuation due to good dividend yields and reasonable growth rates. However, once the interest rate rose to 5.25%, the valuation of these high-tech stocks will react in a violent manner.

The pace of rapid interest rate hikes seems likely to have come to an end in July 2023. At the time of writing this report, U.S. inflation still hovers around 4.0%, but the core Personal Consumption Expenditures Price Index that the Fed is more concerned about, has dropped from 3.7% in August 2023 to 2.4% in September 2023. The current inflation rate has not fallen below 3%. The main reason is that rents are still high. The loan interest rates are currently very high also, about seven to eight percent. But the Consumer Price Index, after deducting rent, has reached around two percent.

We believe that inflationary rate hikes may have come to an end. As long as interest rates begin to fall, there will be a better response to the high-tech stocks we hold. This is proven by historical records. We still view the stock price fluctuation this time with long-term optimism.

Annual Report |  1

UPRIGHT INVESTMENTS TRUST

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Among the three funds, UPUPX has the largest contribution from the continued rise in Apple's stock price, UPDDX has contribution from Nvidia Co., an artificial intelligence company, and UPAAX has contributions from TSMC, and two technology ETF funds.

With the interest rate hike very likely coming to an end, we are very optimistic about the rise of the stock market in the next two years. Thank you for your long-term patience and trust. We hope that we can deliver good results in the coming year.

Fund Manager

David Y.S. Chiueh

Annual Report |  2

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS

PERIOD ENDED SEPTEMBER 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Upright Assets Allocation Plus Fund *	13.08%	7.29%	-0.56%	$ 9.670
Dow Jones Moderate US Portfolio Index	9.55%	4.11%	5.51%	$ 13,773
Bloomberg Barclays US Gov't/Credit Index	0.93%	-5.32%	0.11%	$ 10,064

Comparison of the Change in Value of a $10,000 Investment in the Upright Asset Allocation Plus Fund, the Dow Jones Moderate US Portfolio Index and the Bloomberg Barclays US Gov't/Credit Index.

18,000
15,000
12,000
9,000
6,000
3,000
0
10/10/2017
12/31/2017
3/31/2018
6/30/2018
9/30/2018
12/31/2018
3/31/2019
6/30/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
Upright Assets Allocation Plus Fund
Dow Jones Moderate US Portfolio Index
Bloomberg Barclays US Gov't/Credit Index

* Inception October 10, 2017

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.  Returns shown assume reinvestment of all dividends. Performance does not reflect the redemption fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones Moderate US Portfolio Index (P60US) - a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management, transfer agency and fund accounting fees.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management, transfer agency and fund accounting fees.

Annual Report |  3

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS

PERIOD ENDED SEPTEMBER 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Upright Growth & Income Fund *	26.55%	11.97%	2.80%	$ 11,791
Dow Jones US Total Stock Market Index	20.46%	9.25%	10.19%	$ 17,851
Bloomberg Barclays US Gov't/Credit Index	0.93%	-5.32%	0.11%	$ 10,064

Comparison of the Change in Value of a $10,000 Investment in the Upright Growth & Income Fund, the Dow Jones US Total Stock Market Index and the Bloomberg Barclays US Gov't/Credit Index.

24,000
20,000
16,000
12,000
8,000
4,000
0
10/10/2017
12/31/2017
3/31/2018
6/30/2018
9/30/2018
12/31/2018
3/31/2019
6/30/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
Upright Growth & Income Fund
Dow Jones US Total Stock Market Index
Bloomberg Barclays US Gov't/Credit Index

* Inception October 10, 2017

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.  Returns shown assume reinvestment of all dividends. Performance does not reflect the redemption fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management, transfer agency and fund accounting fees.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management, transfer agency and fund accounting fees.

Annual Report |  4

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS

PERIOD ENDED SEPTEMBER 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	3-YEAR	5-YEAR	10-YEAR	VALUE
Upright Growth Fund *	13.22%	13.56%	7.46%	1.82%	$ 11,973
S&P 500 Index	21.59%	10.14%	9.89%	11.90%	$ 30,795

Comparison of the Change in Value of a $10,000 Investment in the Upright Growth Fund and the S&P 500 Index.

50,000
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
9/30/2013
3/31/2014
9/30/2014
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
Upright Growth Fund
S&P 500 Index

* Inception January 21, 1999

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.  Returns shown assume reinvestment of all dividends. Performance does not reflect the redemption fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management, transfer agency and fund accounting fees.

Annual Report |  5

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Money Market Funds, 9.83%
Semiconductors, 16.05%
Internet Content & Information, 0.82%
Retail, 0.00%
Integrated Circuit Design, 14.17%
Electrical Equipment & Parts, 2.31%
Drug Manufacturers, 6.66%
Exchange Traded Funds, 50.16%

Industries are categorized using Yahoo Finance classifications.

Annual Report |  6

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Integrated Circuit Design, 14.92%
Money Market Funds, 14.45%
Drug Manufacturers, 8.22%
Consumer Electronics, 3.50%
Capital Markets, 3.31%
Oil & Gas Integrated, 1.80%
Electrical Equipment & Parts, 1.55%
Banks—Diversified, 1.48%
Other, 3.77%
Exchange Traded Funds, 17.85%
Semiconductors, 29.15%

Industries are categorized using Yahoo Finance classifications.

Annual Report |  7

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Industries are categorized using Yahoo Finance classifications.

Annual Report |  8

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		Fair Value

COMMON STOCKS - 39.51%

Drug Manufacturers—General - 4.47%
500	AbbVie, Inc.	$ 74,530

Drug Manufacturers—Specialty & Generic - 2.11%
2,000	Teva Pharmaceutical Industries Ltd. ADR *	20,400
1,500	Viatris, Inc.	14,790
		35,190
Electrical Equipment & Parts - 2.28%
5,000	Plug Power, Inc. *	38,000

Integrated Circuit Design - 14.00%
40,000	Himax Technologies, Inc. ADR	233,600

Internet Content & Information - 0.80%
100	Baidu, Inc. ADR *	13,435

Specialty Retail - 0.00%
1,000	Bed Bath & Beyond, Inc. *	79

Semiconductors - 15.85%
10,000	Ase Technology Holding Co. Ltd. ADR	75,200
2,000	Silicon Motion Technology Corp. ADR *	102,500
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	86,900
		264,600

TOTAL FOR COMMON STOCKS (Cost $805,895) - 39.51%		659,434

EXCHANGE TRADED FUNDS - 49.54%

85	Direxion Daily Brazil Bull 3X Shares	6,582
10,000	Direxion Daily Dow Jones Internet Bull 3X Shares *	101,400
1,500	Direxion Daily Mid Cap Bull 3X Shares	50,985
200	Direxion Daily MSCI Emerging Markets Bull 3X Shares	5,066
500	Direxion Daily MSCI India Bull 3X Shares	23,955
2,000	Direxion Daily Real Estate Bull 3X Shares	13,700
1,500	Direxion Daily S&P 500 Bull 3X Shares	117,300
3,000	Direxion Daily Semiconductor Bull 3X Shares	56,610
550	Direxion Energy Bull 3X Shares	36,817
1,100	Direxion Financial Bull 3X Shares	64,647
1,500	Direxion Small Cap Bull 3X Shares	43,110
200	iShares MSCI China ETF	8,658
200	iShares MSCI EAFE Value ETF	9,786

The accompanying notes are an integral part of these financial statements.

Annual Report |  9

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023

Shares		Fair Value

EXCHANGE TRADED FUNDS – (Continued)
1,000	iShares MSCI Taiwan ETF	$ 44,550
100	iShares Russell Mid-Cap Value ETF	10,434
1,400	KraneShares CSI China Internet ETF *	38,318
2,000	ProShares UltraPro QQQ ETF	71,240
2,000	VanEck Vectors Vietnam ETF	27,080
100	Vanguard FTSE All-World ex US Small Cap Index Fund ETF	10,620
700	Vanguard FTSE Emerging Markets ETF	27,447
200	Vanguard Real Estate ETF	15,132
800	VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	43,416

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $727,231) - 49.54%		826,853

MONEY MARKET FUNDS - 9.72%
4,022	First American Government Obligation Fund Class X 5.26% **	4,022
149,570	First American Treasury Obligation Fund Class X 5.26% **	149,570
8,533	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 5.20% **	8,533
TOTAL FOR MONEY MARKET FUNDS (Cost $162,125) - 9.72%		162,125

TOTAL INVESTMENTS (Cost $1,695,251) - 98.77%		1,648,412

OTHER ASSETS LESS LIABILITIES, NET - 1.23%		20,539

NET ASSETS - 100.00%		$ 1,668,951

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2023.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Annual Report |  10

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		Fair Value

COMMON STOCKS - 68.86%

Banks—Diversified - 1.51%
200	JPMorgan Chase & Co.	$ 29,004

Capital Markets - 3.36%
200	The Goldman Sachs Group, Inc.	64,714

Consumer Electronics - 3.56%
400	Apple, Inc.	68,484

Drug Manufacturers—General - 4.65%
600	AbbVie, Inc.	89,436

Drug Manufacturers—Specialty & Generic - 3.71%
7,000	Teva Pharmaceutical Industries Ltd. ADR *	71,400

Electrical Equipment & Parts - 1.58%
4,000	Plug Power, Inc. *	30,400

Entertainment - 0.84%
200	The Walt Disney Co. *	16,210

Health Information Services - 0.14%
41	GE Healthcare Technologies, Inc.	2,790

Healthcare Plans - 1.09%
300	CVS Health Corp.	20,946

Integrated Circuit Design - 15.18%
50,000	Himax Technologies, Inc. ADR	292,000

Luxury Goods - 0.45%
300	Tapestry, Inc.	8,625

Oil & Gas Integrated - 1.83%
300	Exxon Mobil Corp.	35,274

Pharmaceutical Retailers - 0.58%
500	Walgreens Boots Alliance, Inc.	11,120

Specialty Industrial Machinery - 0.72%
125	General Electric Co.	13,819

Specialty Retail - 0.01%
1,500	Bed Bath & Beyond, Inc. *	118

The accompanying notes are an integral part of these financial statements.

Annual Report |  11

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Fair Value

Semiconductors - 29.65%
10,000	Ase Technology Holding Co. Ltd. ADR	$ 75,200
600	NVIDIA Corp.	260,994
1,500	Silicon Motion Technology Corp. ADR *	76,875
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	86,900
10,000	United Microelectronics Corp. ADR	70,600
		570,569

TOTAL FOR COMMON STOCKS (Cost $1,139,914) - 68.86%		1,324,909

EXCHANGE TRADED FUNDS - 18.16%
1,500	Direxion Daily Aerospace & Defense Bull 3X Shares	22,455
9,000	Direxion Daily Dow Jones Internet Bull 3X Shares	91,260
1,000	Direxion Daily Industrials Bull 3X Shares	31,317
1,000	Direxion Daily Mid Cap Bull 3X Shares	33,990
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	7,170
2,000	Direxion Daily Real Estate Bull 3X Shares	13,700
750	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	12,038
3,000	Direxion Daily Semiconductor Bull 3X Shares	56,610
1,300	Direxion Financial Bull 3X Shares	76,401
50	ProShares S&P 500 Dividend Aristocrats ETF	4,428
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $328,508) - 18.16%		349,369

MONEY MARKET FUNDS - 14.69%
262,484	Fidelity Investments Money Market Government Portfolio Class I 5.23% **	262,484
8,228	First American Government Obligation Fund Class Z 5.22% **	8,228
308	First American Treasury Obligation Fund Class Z 5.22% **	308
8,878	Morgan Stanley Institutional Liquidity Fund Government Portfolio Institutional Class 5.27% **	8,878
2,842	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Classs 5.20% **	2,842
TOTAL FOR MONEY MARKET FUNDS (Cost $282,740) - 14.69%		282,740

TOTAL INVESTMENTS (Cost $1,751,162) - 101.71%		1,957,018

LIABILITIES LESS OTHER ASSETS, NET - (1.71)%		(32,877)

NET ASSETS - 100.00%		$1,924,141

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2023.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Annual Report |  12

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		Fair Value

COMMON STOCKS - 76.84%

Agricultural Inputs - 0.25%
1,200	The Mosaic Co.	$ 42,720

Banks—Diversified - 0.94%
6,000	Bank of America Corp.	164,280

Consumer Electronics - 24.40%
24,800	Apple, Inc.	4,246,008

Drug Manufacturers—General - 2.06%
2,400	AbbVie, Inc.	357,744

Drug Manufacturers—Specialty & Generic - 3.97%
2,000	Bausch Health Cos., Inc. *	16,440
66,102	Teva Pharmaceutical Industries Ltd. ADR *	674,241
		690,681
Electrical Equipment & Parts - 3.17%
72,500	Plug Power, Inc. *	551,000

Insurance—Life - 1.18%
1,000	Brighthouse Financial, Inc. *	48,940
2,500	Metlife, Inc.	157,275
		206,215
Integrated Circuit Design - 24.87%
741,261	Himax Technologies, Inc. ADR	4,328,964

Internet Retail - 1.00%
2,000	Alibaba Group Holding Ltd. ADR *	173,480

Internet Content & Information - 2.03%
2,000	Alphabet, Inc. Class C *	263,700
300	Meta Platforms, Inc. Class A *	90,063
		353,763
Semiconductors - 12.97%
10,000	Ase Technology Holding Co. Ltd. ADR	75,200
13,000	Silicon Motion Technology Corp. ADR *	666,250
17,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,477,300
5,500	United Microelectronics Corp. ADR	38,830
		2,257,580
Specialty Retail - 0.00%
7,000	Bed Bath & Beyond, Inc. *	552

TOTAL FOR COMMON STOCKS (Cost $11,856,698) - 76.84%		13,372,987

The accompanying notes are an integral part of these financial statements.

Annual Report |  13

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023

Shares		Fair Value

EXCHANGE TRADED FUNDS - 4.80%
5,500	Direxion Daily Aerospace & Defense Bull 3X Shares	$ 82,335
18,000	Direxion Daily Dow Jones Internet Bull 3X Shares	182,520
3,000	Direxion Daily Industrials Bull 3X Shares	93,952
3,000	Direxion Daily Mid Cap Bull 3X Shares	101,970
4,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	28,680
5,000	Direxion Daily Real Estate Bull 3X Shares	34,250
8,000	Direxion Daily Semiconductor Bull 3X Shares	150,960
2,000	Direxion Financial Bull 3X Shares	117,540
1,500	Direxion Small Cap Bull 3X Shares	43,110
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $769,494) - 4.80%		835,317

MONEY MARKET FUNDS - 18.55%
1,111,885	Fidelity Investments Money Market Government Portfolio Class I 5.23% **	1,111,885
205,465	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class 5.26% **	205,465
1,911,331	Invesco Treasury Obligations Portfolio Institutional Class 5.21% **	1,911,331
TOTAL FOR MONEY MARKET FUNDS (Cost $3,228,681) - 18.55%		3,228,681

TOTAL INVESTMENTS (Cost $15,854,873) - 100.19%		17,436,985

LIABILITIES LESS OTHER ASSETS, NET - (0.19)%		(33,617)

NET ASSETS - 100.00%		$17,403,368

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2023.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Annual Report |  14

UPRIGHT INVESTMENTS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2023

Assets:	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investments in Securities, at Value			
(Cost $1,695,251, $1,751,162, and $15,854,873, respectively)	$ 1,648,412	$ 1,957,018	$ 17,436,985
Cash	55,918	3,653	103,897
Receivables:			
Securities Sold	-	-	50,953
Dividends and Interest	1,301	1,655	20,535
Prepaid Expenses	-	-	1,039
Total Assets	1,705,631	1,962,326	17,613,409
Liabilities:			
Payables:			
Advisory Fees	11,597	15,066	148,097
Administrative Fees	4,014	4,520	41,924
Audit Fees	16,000	16,000	16,000
Custody Fees	564	560	1,014
Trustee Fees	4	5	1,283
Miscellaneous Fees	4,501	2,034	1,723
Total Liabilities	36,680	38,185	210,041
Net Assets	$ 1,668,951	$ 1,924,141	$ 17,403,368
Net Assets Consist of:			
Paid In Capital	$ 1,710,778	$ 1,709,533	$ 17,895,478
Distributable Earnings (Deficit)	(41,827)	214,608	(492,110)
Net Assets (unlimited shares authorized; 176,072, 170,133 and 2,227,563 shares outstanding, respectively.)	$ 1,668,951	$ 1,924,141	$ 17,403,368
Net Asset Value and Offering Price Per Share	$ 9.48	$ 11.31	$ 7.81

The accompanying notes are an integral part of these financial statements.

Annual Report |  15

UPRIGHT INVESTMENTS TRUST

STATEMENTS OF OPERATIONS

For the year ended September 30, 2023

Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investment Income:			
Dividends (net of foreign withholding taxes of $1,973, $3,382, and $16,345, respectively)	$ 47,884	$ 47,879	$ 606,904
Interest	6,041	8,886	90,247
Total Investment Income	53,925	56,765	697,151
Expenses:			
Advisory Fees	18,188	20,519	265,641
Administrative Fees	7,643	8,283	82,505
Audit Fees	16,463	16,363	15,681
Insurance Fees	-	128	-
Custody Fees	1,839	-	-
Dividend Expenses	200	200	240
Miscellaneous Fees	4,580	2,616	-
Total Expenses	48,913	48,109	364,067
Net Investment Income	5,012	8,656	333,084
Realized and Unrealized Gain on Investments:			
Net Realized Gain (Loss) on Investments	-	96	(2,407,306)
Net Change in Unrealized Appreciation on Investments	162,436	348,621	4,265,425
Net Realized and Unrealized Gain on Investments	162,436	348,717	1,858,119
Net Increase in Net Assets Resulting from Operations	$ 167,448	$ 357,373	$ 2,191,203

The accompanying notes are an integral part of these financial statements.

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UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report |  17

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report |  18

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report |  19

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each year.

Years Ended				
	9/30/2023	9/30/2022	9/30/2021	9/30/2020	9/30/2019
Net Asset Value, at Beginning of Year	$ 8.51	$ 12.88	$ 7.83	$ 6.60	$ 8.08
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	0.03	0.16	(0.09)	(0.12)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.09	(4.53)	5.19	1.35	(1.37)
Total from Investment Operations	1.12	(4.37)	5.10	1.23	(1.48)
Distributions:					
Realized Gains	(0.15)	-	(0.05)	-	-
Total from Distributions	(0.15)	-	(0.05)	-	-
Paid in capital from redemption fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 9.48	$ 8.51	$ 12.88	$ 7.83	$ 6.60
Total Return **	13.08%	(33.93)%	65.30%	18.64%	(18.32)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 1,669	$ 1,413	$ 1,884	$ 996	$ 777
Ratio of Expenses to Average Net Assets	2.87%	2.49%	2.21%	2.89%	2.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29%	1.31%	(1.02)%	(1.72)%	(1.48)%
Portfolio Turnover	0.00%	1.41%	1.75%	5.03%	2.69%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Annual Report |  20

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each year.

Years Ended				
	9/30/2023	9/30/2022	9/30/2021	9/30/2020	9/30/2019
Net Asset Value, at Beginning of Year	$ 9.13	$ 14.36	$ 8.23	$ 6.80	$ 8.59
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	0.05	0.20	(0.09)	(0.15)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.37	(5.43)	6.22	1.58	(1.53)
Total from Investment Operations	2.42	(5.23)	6.13	1.43	(1.64)
Distributions:					
Realized Gains	(0.24)	-	-	-	(0.15)
Total from Distributions	(0.24)	-	-	-	(0.15)
Paid in capital from redemption fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 11.31	$ 9.13	$ 14.36	$ 8.23	$ 6.80
Total Return **	26.55%	(36.42)%	74.48%	21.03%	(19.22)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 1,924	$ 1,368	$ 1,923	$ 1,020	$ 779
Ratio of Expenses to Average Net Assets	2.60%	2.87%	2.38%	3.29%	2.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	1.54%	(0.68)%	(1.98)%	(1.51)%
Portfolio Turnover	0.00%	1.12%	12.68%	0.00%	8.04%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Annual Report |  21

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each year.

Years Ended				
	9/30/2023	9/30/2022	9/30/2021	9/30/2020	9/30/2019
Net Asset Value, at Beginning of Year	$ 7.42	$ 11.56	$ 5.97	$ 3.90	$ 6.10
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	0.14	0.49	(0.03)	(0.06)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.89	(4.07)	5.62	2.13	(2.16)
Total from Investment Operations	1.03	(3.58)	5.59	2.07	(2.20)
Distributions:					
Realized Gains	(0.64)	(0.56)	-	-	-
Total from Distributions	(0.64)	(0.56)	-	-	-
Paid in capital from redemption fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 7.81	$ 7.42	$ 11.56	$ 5.97	$ 3.90
Total Return **	13.22%	(33.21)%	93.63%	53.08%	(36.07)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 17,403	$ 16,340	$ 24,978	$ 14,206	$ 9,379
Ratio of Expenses to Average Net Assets	1.88%	2.09%	0.57%	2.20%	2.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.72%	4.58%	(0.23)%	(1.25)%	(0.99)%
Portfolio Turnover	0.81%	2.53%	0.28%	3.75%	3.97%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Annual Report |  22

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940. The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Assets Allocation Plus Fund (“Assets Allocation Plus Fund”), a diversified series; Upright Growth and Income Fund (the “Growth and Income Fund”), a diversified series; and Upright Growth Fund (the “Growth Fund”), a non-diversified series, (collectively the “Funds”). The principal investment objective of the Assets Allocation Plus Fund is to seek total return. The principal investment objective of the Growth and Income Fund is to seek current income consistent with growth of capital. The principal investment objective of the Growth Fund is to provide long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2023, the Funds did not incur any interest or penalties.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Funds’ net realized capital gains, if any, are declared at least annually. Distributions are recorded on the Ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Security Transactions and Related Income - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

3.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or

Annual Report |  25

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

limited. The Funds did not enter any repurchase agreements during year ended September 30, 2023.

Securities Sold Short - The Funds may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Funds do not have any open short positions on September 30, 2023.

Securities Purchased on Margin – The Funds may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended September 30, 2023. During this period, the fund paid no margin interest.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of September 30, 2023:

Assets Allocation Plus Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 659,434	$ -	$ -	$ 659,434
Exchange Traded Funds	826,853	-	-	826,853
Money Market Funds	162,125	-	-	162,125
	$ 1,648,412	$ -	$ -	$ 1,648,412

Growth & Income Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 1,324,909	$ -	$ -	$ 1,324,909
Exchange Traded Funds	349,369	-	-	349,369
Money Market Funds	282,740	-	-	282,740
	$ 1,957,018	$ -	$ -	$ 1,957,018

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 13,372,987	$ -	$ -	$ 13,372,987
Exchange Traded Funds	835,317	-	-	835,317
Money Market Funds	3,228,681	-	-	3,228,681
	$ 17,436,985	$ -	$ -	$ 17,436,985

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

The Funds did not hold any Level 3 assets during the year ended September 30, 2023.  The Funds did not hold any derivative instruments at any time during the year ended September 30, 2023.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Funds have entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”). Pursuant to its Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets for the Growth & Income Fund and Growth Fund, and 1.30% of its daily net assets for the Assets Allocation Plus Fund. The Funds have accrued the following advisory fees as of and for the year ended September 30, 2023:

Advisory Fees for the year ended September 30, 2023

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Advisory Fees Earned	$ 18,188	$ 20,519	$ 265,641
Advisory Fees owed to Adviser	$ 11,597	$ 15,066	$ 148,097

Administrative Fees

Upright Financial Corporation served as the Funds’ administrator (the “Prior Administrator”) until March 1, 2023. As compensation for services rendered to the Funds, the Prior Administrator received a fee payable at the end of each calendar month at the annual rate of 0.45% of each Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of each Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of each Fund’s daily net assets for average daily net assets over $20 million.

Mutual Shareholder Services, LLC (“MSS”) replaced the Prior Administrator on March 1, 2023, and provides transfer agency and fund accounting services to the Funds. On March 1, 2023, the Trust, on behalf of the Funds, entered into an Administration Agreement with Empirical Administration, LLC (“Empirical”), pursuant to which Empirical conducted certain compliance testing.  On March 1, 2023, the Trust, on behalf of the Funds, also entered into a Compliance Agreement with Empirical pursuant to the which Empirical provides the services of a chief compliance officer.  On June 1, 2023, the Trust terminated the Administration Agreement with Empirical and compliance testing was assumed by a third party contractor.  Brandon M. Pokersnik serves as the Chief Compliance Officer of the Trust.  Mr. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  For the services Empirical provides under the Administration Agreement and the Compliance Agreement, Empirical receives from each Fund a monthly fee of $250 for administrative services and $250 for compliance services.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

For the year ended September 30, 2023, Empirical earned $2,250 for administrative services and $5,250 for compliance services.

The Funds have accrued the following administrative fees as of and for the year ended September 30, 2023:

Administrative Fees for the year ended September 30, 2023

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Administrative Fees Earned	$ 7,643	$ 8,283	$ 82,505
Administrative Fees owed to Adviser	$ 4,014	$ 4,520	$ 41,924

US Bank serves as the Trust’s custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended September 30, 2023, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Purchases	$ 44,560	$ 15,031	$ 140,446
Sales	$ -	$ -	$ 2,751,100

6.   TAX MATTERS

As of September 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Federal tax cost of investments, including short-term investments +	$ 1,751,170	$ 1,754,815	$ 15,958,770
Gross tax appreciation of investments	$ 329,592	$ 579,465	$ 7,022,400
Gross tax depreciation of investments	(376,431)	(373,609)	(5,440,288)
Net tax appreciation	$ (46,839)	$ 205,856	$ 1,582,112

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Funds.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of September 30, 2023, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Accumulated undistributed ordinary income (loss)	$ 5,012	$ 8,752	$ 333,084
Accumulated undistributed capital gain (loss)	-	-	-
Capital loss carryforwards non-expiring	-	-	(2,407,306)
Unrealized appreciation (depreciation)	(46,839)	205,856	1,582,112
Total distributable earnings/(deficit)	$ (41,827)	$ 214,608	$ (492,110)

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.

As of September 30, 2023, the Growth Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains indefinitely, as follows:

Long-term non-expiring	$ 2,407,306
Short-term non-expiring	-
Total	$ 2,407,306

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the year ended September 30, 2023 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ 24,128	$ 35,227	$ 1,077,600
Long-term Gain	$ -	$ -	$ 351,737

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

The tax character of distributions paid during the fiscal year ended September 30, 2022 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ -	$ -	$ 12,086
Long-term Gain	$ -	$ -	$ 1,196,558

7.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9.  SECTOR RISK

The Funds may, at times, invest a substantial portion of the portfolio in companies in the technology sector.  Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants.  As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, Chao Cho Yeh, in aggregate, owned approximately 29% and 28% of the shares of the Assets Allocation Plus and Growth & Income Funds, respectively. As of September 30, 2023, Yu-Yun Huang, in aggregate, owned approximately 29% of the shares of the Assets Allocation Plus Fund.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

11.  SUBSEQUENT EVENTS

Delisting Stock

Bed Bath & Beyond (BBBYQ) ceased to trade in September 30, 2023. After declaring bankruptcy in April 2023, Bed Bath & Beyond shares were delisted from the Nasdaq and began to trade via an over-the-counter (OTC) exchange. Now, BBBYQ stock no longer exists.

Diversification

UPAAX, UPDDX, and UPUPX are in the same group of investment company (Upright Investment Trust). UPAAZ and UPDDX recognized as diversified funds, UPUPX recognized as non-diversified funds. As of September 30, 2023, the total assets concentrated of Pharmaceutical Preparations and Semiconductors & Related Devices are not exceed 25%. The total investment value occupied more 75% of its total assets.

Legal Counsel

a)

Charles Black (VP & CSO of JOOT): He is an independent compliance consultant, SEC-approved, engaged by UFC to work on complying with the SEC 11242021 Seize & Desist Order.

b)

Richard Marshall (KATTEN Partner): He was hired to communicate with the SEC re the timing of Industry Concentration compliance.

c)

Michael Wible (Thompson Hine partner): The Trust engage him on March 1, 2023 as the legal counsel to UIT and the independent trustees in the normal course of business, and UIT and Marco Yeh in the SEC investigation.

d)

Richard Hong (former Federal Prosecutor & senior SEC trial lawyer, current serves Morrison Cohen): He was brought on September 2023 to replace Richard Marshall to represent UFC/Chiueh on SEC’s 09272023 responding.

Related Parties

a)

Upright Financial Corporation is the Fund’s administrator, (UFC, 4.08% shares of UPUPX)

b)

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser. He is also an officer and trustee of the Fund.

Annual Report |  31

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

i. Advisory fee. Pursuant to its Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets for the Growth & Income Fund and Growth Fund, and 1.30% of its daily net assets for the Assets Allocation Plus Fund. The Funds have accrued the following Adviser fees as of and for the year ended September 30, 2023.

ii. The Administration fee. As compensation for the services rendered to the Funds, the Administrator is entitled to receive a fee. The Funds shall pay to the administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Funds’ daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Funds’ daily net assets for the average daily net assets over $20 million. The Funds have accrued the Administrative fees as of and for the year ended September 30, 2023 (See Notes 4).

iii. Note: The adviser was previously proving this service but were deemed insufficient by the SEC with a cease-and-desist order and proceeding dated November 24, 2021.

c)

Empirical Administration, LLC (administrator from March 1, 2023 to June 1, 2023).

d)

Mr. Brandon Pokersnik, President of Empirical Administration, LLC, also an employee of Mutual Shareholder Services, LLC, as Chief Compliance Officer of Uptight Investment Trust on March 1, 2023, provides administration and compliance services to the Fund. There’s uncertainty for the future CCO/

e)

Mutual Shareholder Services, LLC serves as a transfer agent, the outsourcing of Fund Accounting to Mutual Shareholder Services, LLC started on March 1, 2023.

f)

Winterm CPA Firm. On August 31, 2023, Upright Investment Trust signed a contract with Taiwan Winterm CPA Firm with the term of August 31, 2023 to September 30, 2024 to monitor diversification and industrial concentration daily and weekly.

g)

Alice Chen is a UIT Board Trustee and Chair of the Audit Committee. She submitted her resignation on January 22, 2024.

Management has evaluated the impact of all other subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Annual Report |  32

MYRON YANG CPA & ASSOCIATES, PLLC

Certified Public Accountants

Upright Investment Trust

349 Ridgedale Ave.

East Hanover, NJ 07936

Independent Auditor’s Report

To the Stockholders

Upright Investment Trust

We have audited the accompanying balance sheet of Upright Investment Trust (The “Trust”) as of September 30, 2023 and the related statements of operations, stockholder's equity and cash flows for the year then ended. These financial statements are the responsibility of the company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Upright Investment Trust as of September 30, 2023, and the results of its operations, stockholder’s equity and cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

MYRON YANG CPA & ASSOCIATES, PLLC

Flushing, New York

Feb. 9, 2024

Annual Report |  33

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of Upright Investment Trust as of September 30, 2023 and the related statements of operations, changes in member's equity and cash flows for the year then ended, and the related notes (collectively referred to as the “financial statements”) , in our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2023 and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basic of Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We draw attention to notes of legal in the audit report the financial statements, which discloses that Upright Financial Corp. with its served related party Upright Investments Trust are currently are parties to legal proceedings, including investigation filed by the Securities and Exchange Commission (SEC). These legal matters, among other conditions, give rise to substantial doubt about the Trust's ability to continue as a going concern.

Management has evaluated the Trust's ability to continue as a going concern, taking into consideration the inherent uncertainties associated with the legal proceedings. While management believes that the going concern basis of accounting is appropriate, the outcome of these investigation poses a material uncertainty that may cast significant doubt on the Trust's ability to meet its obligations.

Our audit opinion is not modified with respect to this matter. However, we emphasize that the financial statements have been prepared on a going concern basis, which assumes the Trust will realize its assets and discharge its liabilities in the normal course of business. The ultimate resolution of these legal matters may have a material impact on the Trust's financial position and results of operations."

Myron Yang CPA & Associates, PLLC

We have served as the auditor for Upright Investments Trust since 2023

Flushing, New York

Feb. 12, 2024

Annual Report |  34

MYRON YANG CPA & ASSOCIATES, PLLC

Certified Public Accountants

Upright Investment Trust

349 Ridgedale Ave.

East Hanover, NJ 07936

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Investment Trust (UPAAX, UPDDX, UPUPX)

In planning and performing our audit of the financial statements of the Upright Growth Fund, Upright Growth and Income Fund and the Upright Assets Allocation Plus Fund (the Funds) as of and for the year ended September 30, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no significant deficiencies in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2023, except as follows:

Annual Report |  35

On November 24, 2021, the Fund received a cease and desist order and was sanctioned by the Securities and Exchange Commission for various compliance issues. The following was noted by the Securities and Exchange Commission:

•

The Fund Manager failed to operate the Upright Growth Fund as a diversified fund and excessively concentrated its portfolio in one industry;

•

The Fund Manager conducted an improper proxy vote;

•

The Fund Manager miscalculated the Upright Growth Fund’s net asset value;

•

The Fund Manager maintained no written policies and procedures, and failed to adopt and implement written policies and procedures reasonably designed to prevent violations of the Advisers Act and the rules;

•

The Fund Manager violated Sections 17(a)(2) and 17(a)(3) of the Securities Act, which prohibit any person in the offer or sale of securities from obtaining money or property by means of any untrue statement of material fact or any omission to state a material fact necessary in order to make statements not misleading, and from engaging in any transaction, practice, or course of business which operates or would operate as a fraud or deceit on the purchaser in the offer or sale of securities, respectively;

•

The Fund Manager violated and caused Upright Trust’s violation of Investment Company Act Section 20(a) and Rule 20a-1(a) thereunder;

•

The Fund Manager violated Section 34(b) of the Investment Company Act which makes it unlawful for any person to make any untrue or misleading statement of material fact in any registration statement, application, report, account, record, or other document filed with the Commission under the Investment Company Act, or to omit from any such document any fact necessary in order to prevent the statements made therein from being materially misleading;

•

The Fund Manager violated Section 206(2) of the Advisers Act, which makes it unlawful for any investment adviser, directly or indirectly, to “engage in any transaction, practice or course of business which operates as a fraud or deceit upon any client or prospective client.”;

•

The Fund Manager violated Section 206(4) of the Advisers Act and Rule 206(4)-8 thereunder, which makes it unlawful for any investment adviser to a pooled investment vehicle to make any untrue statement of a material fact or to omit to state a material fact necessary to make the statements made, in the light of the circumstances under which they were made, not misleading, to any investor or prospective investor in the pooled investment vehicle.

•

The Fund Manager caused the violation of Section 206(4) of the Advisers Act and Rule 206(4)-7 thereunder, which require a registered investment adviser to adopt and implement written compliance policies and procedures reasonably designed to prevent violations of the Advisers Act and the rules thereunder;

•

The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Sections 13(a)(1), which requires that no RIC shall, unless authorized by the vote of a majority of its outstanding voting securities, change its sub-classification from a diversified to a non-diversified company;

•

The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Section 13(a)(3), which requires that no RIC shall, unless authorized by the vote of a majority of its outstanding voting securities, deviate from its policy in respect of concentration of investments in any particular industry or group of industries as recited in its registration statement;

•

The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Rule 22c-1, which prohibits registered investment companies, among others, from the sale,

Annual Report |  36

redemption, or repurchase of the investment company’s redeemable securities except at a price based on the current net asset value of such security;

•

The Fund Manager caused the Upright Trust’s violation of Rule 38a-1, which requires a RIC to adopt and implement written policies and procedures designed to prevent violations of the federal securities laws.

The Fund has remediated and is in the process of remediating these deficiencies, but as we emphasized the matter of going concern (see auditor’s opinion paragraph 4) with uncertainties existing for the future period, the Funds internal control structure needs to be strengthened and intensified under audit committee’s involving and monitoring to comply with SEC regulations.

This report is intended solely for the information and use of management and the Board of Trustees of the Upright Growth Fund, Upright Growth and Income Fund and the Upright Assets Allocation Plus Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Myron Yang CPA & Associates, PLLC

We have served as the auditor for Upright Investments Trust since 2023

Flushing, New York

Feb. 12, 2024

Annual Report |  37

UPRIGHT INVESTMENTS TRUST

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

Expense Example

As a shareholder of Upright Investments Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2023 through September 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report |  38

UPRIGHT INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2023	September 30, 2023	April 1, 2023 to September 30, 2023

Actual	$1,000.00	$ 930.32	$16.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.42	$16.72

* Expenses are equal to the Fund's annualized expense ratio of 3.32%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2023	September 30, 2023	April 1, 2023 to September 30, 2023

Actual	$1,000.00	$ 958.47	$15.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.33	$15.82

* Expenses are equal to the Fund's annualized expense ratio of 3.14%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2023	September 30, 2023	April 1, 2023 to September 30, 2023

Actual	$1,000.00	$ 887.50	$ 9.79
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.69	$10.45

* Expenses are equal to the Fund's annualized expense ratio of 2.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report |  39

UPRIGHT INVESTMENTS TRUST

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2023 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of the Trust’s board members are independent, meaning that they have no affiliation with the Adviser.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990	None

1 David Y.S Chiueh is “interested person” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Adviser.

Annual Report |  40

UPRIGHT INVESTMENTS TRUST

TRUSTEES AND OFFICERS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

 The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Alice Chen ** 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	November 2009 through January 25, 2024	Controller, Great China Chartering & Agency Corp. from 2008 to 2021	3	None
Evelyn Kung * 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018 through December 2022	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh ** 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	August 2018 through January 25, 2024	Eunice Industry Corp. City of Industry, CA President 2007	3	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year of Birth: 1978	Chief Compliance Officer	Since March 2023/ Indefinite	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A

* Evelyn Kung retired as a Trustee as of December 2022.

** Alice Chen and Marco Yeh retired as Trustees in January 2024.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 1-973-533-1818.

Annual Report |  41

UPRIGHT INVESTMENTS TRUST

ADDITIONAL INFORMATION

SEPTEMBER 30, 2023 (UNAUDITED)

 Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds.  Records of the Funds proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-973-533-1818 or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act, the Board is working with the Adviser to adopt a liquidity risk management program with an administrator who will be responsible for the periodic review and assessment of the liquidity of the Fund’s portfolio investments.

Upright Assets Allocation Plus Fund Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At meetings held on May 31, 2023, and November 9, 2023, the Board of Trustees, including the Independent Trustees, considered renewal of the Investment Advisory Agreement between the Fund and the Adviser.  The Board approved renewal of the Investment Advisory Agreement at the November 9, 2023, meeting.  To assist the Board in its evaluation of the Investment Advisory Agreement, the Adviser supplied the Board with supporting information in advance of the meetings.  The following describes the material factors that formed the basis for the Board's approval of the Investment Advisory Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, the Board considered the average annual total returns of the Fund for various time periods, as compared to the returns of the applicable Morningstar category, and the Fund’s benchmark index.  The Board noted the Fund outperformed the Morningstar category and the benchmark index for the 1-year period and underperformed for the 3-year and 5-yeart periods.

Nature, Quality, and Extent of Services Provided.  The Board noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is

Annual Report |  42

UPRIGHT INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

conducted by the Adviser.  The Board also analyzed the Adviser's capabilities and the experience of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low.

Comparison with Other Contracts and Other Clients. The Board noted that the Fund’s advisory fee of 1.50% of daily net assets is within the range of advisory fees of funds in the peer group.  The Board considered the higher fee the Adviser charges for managing discretionary accounts and the expense of operating a relatively small fund.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the profit realized by the Adviser was acceptable.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Adviser's profitability has remained low.  The Board noted the breakpoints in the Administration Agreement and that Fund shareholders have benefited from economies of scale due to the breakpoints in the Administration Agreement.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board unanimously concluded that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Portfolios and their shareholders.

Upright Growth & Income Fund Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At meetings held on May 31, 2023, and November 9, 2023, the Board of Trustees, including the Independent Trustees, considered renewal of the Investment Advisory Agreement between the Fund and the Adviser.  The Board approved renewal of the Investment Advisory Agreement at the November 9, 2023, meeting.  To assist the Board in its evaluation of the Investment Advisory Agreement, the Adviser supplied the Board with supporting information in advance of the meetings.  The following describes the material factors that formed the basis for the Board's approval of the Investment Advisory Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, the Board considered the average annual total returns of the Fund for various time periods, as compared to the returns of the applicable Morningstar category, and the Fund’s benchmark index.  The Board noted the Fund outperformed the Morningstar category and

Annual Report |  43

UPRIGHT INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

the benchmark index for the 1-year period and underperformed for the 3-year and 5-yeart periods.

Nature, Quality, and Extent of Services Provided.  The Board noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's capabilities and the experience of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low.

Comparison with Other Contracts and Other Clients. The Board noted that the Fund’s advisory fee of 1.50% of daily net assets is within the range of advisory fees of funds in the peer group.  The Board considered the higher fee the Adviser charges for managing discretionary accounts and the expense of operating a relatively small fund.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the profit realized by the Adviser was acceptable.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Adviser's profitability has remained low.  The Board noted the breakpoints in the Administration Agreement and that Fund shareholders have benefited from economies of scale due to the breakpoints in the Administration Agreement.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board unanimously concluded that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Portfolios and their shareholders.

Upright Growth Fund Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At meetings held on May 31, 2023, and November 9, 2023, the Board of Trustees, including the Independent Trustees, considered renewal of the Investment Advisory Agreement between the Fund and the Adviser.  The Board approved renewal of the Investment Advisory Agreement at the November 9, 2023, meeting.  To assist the Board in its evaluation of the Investment Advisory Agreement, the Adviser supplied the Board with supporting information in advance of the meetings.  The following describes the material factors that formed the basis for the Board's approval of the Investment Advisory Agreement.

Annual Report |  44

UPRIGHT INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, the Board considered the average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds, the applicable Morningstar category and the Fund’s benchmark index.  The Trustees noted that the Fund showed recovery and outperformed its relevant benchmark index in the 3-year period; and underperformed in the 1-year and 5-year periods.

Nature, Quality, and Extent of Services Provided.  The Board noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's capabilities and the experience of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low.

Comparison with Other Contracts and Other Clients.  The Board noted that the Fund’s advisory fee of 1.50% of daily net assets is within the range of advisory fees of funds in the peer group.  The Board considered the higher fee the Adviser charges for managing discretionary accounts and the expense of operating a relatively small fund.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the profit realized by the Adviser was acceptable.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Adviser's profitability has remained low.  The Board noted the breakpoints in the Administration Agreement and that Fund shareholders have benefited from economies of scale due to the breakpoints in the Administration Agreement.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board unanimously concluded that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Portfolios and their shareholders.

Annual Report |  45

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Myron Yang CPA & Associates, PLLC

38-08 Union St., #2A

Flushing, NY 11354

Fund Accountant & Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustee

David Y.S. Chiueh

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Item 2. Code of Ethics.

(a)  The registrant had not adopted a code of ethics as defined in Item 2(b) as of the period covered by this report.  As of the date of this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)   Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

Alice Chen served as the Registrant's audit committee financial expert from 10/10/03 until her resignation from the Board of Trustees on 1/25/24.  The Board had not filled the vacancy created by Ms. Chens's resignation as of the date of the filling of this Form N-CSR.  As a result, the Registrant does not currently have an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2023

$25,000

FY 2022

$21,000

(b) Audit-Related Fees

FY 2023

$ 0

FY 2022

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2023

$ 0

FY 2022

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2023

$ 0

FY 2022

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

N/A

Tax Fees:

N/A

All Other Fees:

N/A

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2023

$ 0

FY 2022

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The registrant's prior auditor, JL CPA & Associates LLC ("JL CPA") declined to stand for re-election.  The registrant's audit committee conducted a search for a replacement independent registered public accounting firm for fiscal year ended September 30, 2023.  Boyle CPA served as the registrant's independent registered public accounting firm for fiscal year ended September 30, 2021.

The reports of Boyle CPA and JL CPA for the fiscal years ended September 30, 2021 and 2022, respectively, did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

In connection with the audit of the registrant's  financial statements for the fiscal years ended September 30, 2021 and 2022, there were no disagreements with Boyle CPA or JL CPA on any matters of accounting principles or practices, financial statement disclosure or auditing scope and procedures which, if not resolved to the satisfaction of  Boyle CPA or JL CPA would have caused Boyle CPA or JL CPA to make reference to the matter in their report.

No reportable events (as that term is described in Item 304(a)(1)(v)(A)-(D) of Regulation S-K) occurred during the two fiscal years ended September 30, 2021 and 2022, or in any subsequent period through September 1, 2023.

The registrant has provided a copy of the foregoing disclosures to JL CPA and requested that JL CPA furnish it with a letter addressed to the Securities and Exchange Commission stating whether they agree with the above statements. The registrant will file a copy of JL CPA's letter as an exhibit to this report within two days of receipt.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2024, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(4) EX-99.77K.CHNG ACCNT.  Filed herewith.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/ David Y. S. Chiueh

*David Y. S. Chiueh

Chief Executive Officer

Date: March 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y. S. Chiueh

Chief Executive Officer

Date: March 11, 2024

By : /s/ David Y.S Chiueh

David Y. S. Chiueh

Chief Financial Officer

Date: March 11, 2024

* Print the name and title of each signing officer under his or her signature.